Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000004016
Shareholder Report [Line Items]
Fund Name	Global Stock Fund
Class Name	Investor Class
Trading Symbol	PRGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - Investor Class	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Despite significant geopolitical and macroeconomic uncertainty, global equity markets delivered robust returns over the reporting period. Investors shrugged off escalating trade tensions, continued conflict in the Middle East and Ukraine, and signs of slowing economic growth paired with rising inflation in the U.S., choosing instead to focus on accelerating growth in artificial intelligence (AI) and driving a shift toward more speculative, high-growth risk assets.

  Versus the MSCI All Country World Index Net, stock selection and an overweight position in the information technology sector contributed the most to relative performance. Our position in SK Hynix—a leading manufacturer of dynamic random-access memory (DRAM), NAND flash, and high-bandwidth memory (HBM) chips—benefited from strong AI-driven demand for HBM chips and pricing momentum across the DRAM and NAND markets.

  Conversely, health care names, coupled with our sector weighting, detracted from relative returns. Broadly, the sector was pressured by regulatory uncertainty, heightened scrutiny over drug pricing, and tariff-related challenges. UnitedHealth Group faced additional headwinds from elevated medical costs and management turnover, while Eli Lilly was weighed down by concerns about intensifying competitive pressures in the GLP-1 market, increased regulatory risks, and disappointing late-stage clinical trial data for its oral GLP-1 candidate.

  The fund seeks to build a high-conviction, truly global portfolio of companies with stable-to-improving business fundamentals and prospects for accelerating economic returns across developed and emerging markets. Notable changes in positioning during the period included increasing our allocation to information technology and reducing our exposure to health care and consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Stock Fund (Investor Class)	24.49%	11.49%	14.75%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.64	14.61	11.31
MSCI All Country World Index Growth Net (Previous Benchmark)	29.99	14.75	13.92

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 7,596,704,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 43,542,000
InvestmentCompanyPortfolioTurnover	172.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$7,596,704 Number of Portfolio Holdings125
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	45.1%
Financials	15.4
Communication Services	10.4
Industrials & Business Services	8.9
Consumer Discretionary	7.8
Health Care	4.8
Consumer Staples	3.1
Utilities	1.8
Energy	1.6
Other	1.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.5%
Microsoft	4.4
Alphabet	3.7
Apple	3.4
Unilever	3.1
Taiwan Semiconductor Manufacturing	2.8
Broadcom	2.6
Amazon.com	2.0
Citigroup	1.7
Bank of America	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000033095
Shareholder Report [Line Items]
Fund Name	Global Stock Fund
Class Name	Advisor Class
Trading Symbol	PAGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - Advisor Class	$119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Despite significant geopolitical and macroeconomic uncertainty, global equity markets delivered robust returns over the reporting period. Investors shrugged off escalating trade tensions, continued conflict in the Middle East and Ukraine, and signs of slowing economic growth paired with rising inflation in the U.S., choosing instead to focus on accelerating growth in artificial intelligence (AI) and driving a shift toward more speculative, high-growth risk assets.

  Versus the MSCI All Country World Index Net, stock selection and an overweight position in the information technology sector contributed the most to relative performance. Our position in SK Hynix—a leading manufacturer of dynamic random-access memory (DRAM), NAND flash, and high-bandwidth memory (HBM) chips—benefited from strong AI-driven demand for HBM chips and pricing momentum across the DRAM and NAND markets.

  Conversely, health care names, coupled with our sector weighting, detracted from relative returns. Broadly, the sector was pressured by regulatory uncertainty, heightened scrutiny over drug pricing, and tariff-related challenges. UnitedHealth Group faced additional headwinds from elevated medical costs and management turnover, while Eli Lilly was weighed down by concerns about intensifying competitive pressures in the GLP-1 market, increased regulatory risks, and disappointing late-stage clinical trial data for its oral GLP-1 candidate.

  The fund seeks to build a high-conviction, truly global portfolio of companies with stable-to-improving business fundamentals and prospects for accelerating economic returns across developed and emerging markets. Notable changes in positioning during the period included increasing our allocation to information technology and reducing our exposure to health care and consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Stock Fund (Advisor Class)	24.18%	11.19%	14.43%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.64	14.61	11.31
MSCI All Country World Index Growth Net (Previous Benchmark)	29.99	14.75	13.92

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 7,596,704,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 43,542,000
InvestmentCompanyPortfolioTurnover	172.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$7,596,704 Number of Portfolio Holdings125
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	45.1%
Financials	15.4
Communication Services	10.4
Industrials & Business Services	8.9
Consumer Discretionary	7.8
Health Care	4.8
Consumer Staples	3.1
Utilities	1.8
Energy	1.6
Other	1.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.5%
Microsoft	4.4
Alphabet	3.7
Apple	3.4
Unilever	3.1
Taiwan Semiconductor Manufacturing	2.8
Broadcom	2.6
Amazon.com	2.0
Citigroup	1.7
Bank of America	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184320
Shareholder Report [Line Items]
Fund Name	Global Stock Fund
Class Name	I Class
Trading Symbol	TRGLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Stock Fund - I Class	$74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Despite significant geopolitical and macroeconomic uncertainty, global equity markets delivered robust returns over the reporting period. Investors shrugged off escalating trade tensions, continued conflict in the Middle East and Ukraine, and signs of slowing economic growth paired with rising inflation in the U.S., choosing instead to focus on accelerating growth in artificial intelligence (AI) and driving a shift toward more speculative, high-growth risk assets.

  Versus the MSCI All Country World Index Net, stock selection and an overweight position in the information technology sector contributed the most to relative performance. Our position in SK Hynix—a leading manufacturer of dynamic random-access memory (DRAM), NAND flash, and high-bandwidth memory (HBM) chips—benefited from strong AI-driven demand for HBM chips and pricing momentum across the DRAM and NAND markets.

  Conversely, health care names, coupled with our sector weighting, detracted from relative returns. Broadly, the sector was pressured by regulatory uncertainty, heightened scrutiny over drug pricing, and tariff-related challenges. UnitedHealth Group faced additional headwinds from elevated medical costs and management turnover, while Eli Lilly was weighed down by concerns about intensifying competitive pressures in the GLP-1 market, increased regulatory risks, and disappointing late-stage clinical trial data for its oral GLP-1 candidate.

  The fund seeks to build a high-conviction, truly global portfolio of companies with stable-to-improving business fundamentals and prospects for accelerating economic returns across developed and emerging markets. Notable changes in positioning during the period included increasing our allocation to information technology and reducing our exposure to health care and consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Global Stock Fund (I Class)	24.69%	11.65%	15.50%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.64	14.61	11.79
MSCI All Country World Index Growth Net (Previous Benchmark)	29.99	14.75	15.12

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 7,596,704,000
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 43,542,000
InvestmentCompanyPortfolioTurnover	172.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$7,596,704 Number of Portfolio Holdings125
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	45.1%
Financials	15.4
Communication Services	10.4
Industrials & Business Services	8.9
Consumer Discretionary	7.8
Health Care	4.8
Consumer Staples	3.1
Utilities	1.8
Energy	1.6
Other	1.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.5%
Microsoft	4.4
Alphabet	3.7
Apple	3.4
Unilever	3.1
Taiwan Semiconductor Manufacturing	2.8
Broadcom	2.6
Amazon.com	2.0
Citigroup	1.7
Bank of America	1.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless